Financial Instruments And Financial Risk Management - Summary Of Changes In Level 3 Financial Instruments (Detail) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of Detailed Information About Changes in Level 3 Financial Instruments Other Financial andNonfinancialAssets [Line Items]
Assets	€ 108,029
Assets	80,321
Other Financial and Non Financial Assets [member] | Level 3 of fair value hierarchy [member]
Disclosure of Detailed Information About Changes in Level 3 Financial Instruments Other Financial andNonfinancialAssets [Line Items]
Assets	0
Additions	454
Disposals	0
Gains/(losses) recognized in financial income /expenses	(282)
Assets	€ 172